Goodwill and Intangible Assets, Net - Composition of Goodwill and Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Goodwill	$ 82,652	$ 70,351
Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	28,372	25,160
Net Value	28,250
Total	194,120	182,075
Goodwill and intangible assets, net	165,748	156,915
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Balance	5,900	5,900
Accumulated Amortization	5,002	4,757
Net Value	898	1,143
Useful Life	5 years	5 years
Loss reserve discount
Finite-Lived Intangible Assets [Line Items]
Gross Balance	12,451	12,451
Accumulated Amortization	11,823	11,672
Net Value	628	779
Useful Life	7 years	7 years
Agent relationships
Finite-Lived Intangible Assets [Line Items]
Gross Balance	31,463	31,850
Accumulated Amortization	6,072	3,591
Net Value	25,391	28,259
Affinity partners
Finite-Lived Intangible Assets [Line Items]
Gross Balance	800	800
Accumulated Amortization	307	289
Net Value	493	511
Useful Life	11 years	11 years
Operating lease
Finite-Lived Intangible Assets [Line Items]
Gross Balance	3,508	3,508
Accumulated Amortization	3,125	2,934
Net Value	383	574
Useful Life	4 years 7 months 6 days	4 years 7 months 6 days
Noncompete agreements
Finite-Lived Intangible Assets [Line Items]
Gross Balance	2,500	2,500
Accumulated Amortization	2,043	1,917
Net Value	457	583
Useful Life	5 years	5 years
Minimum | Agent relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life	11 years	11 years
Maximum | Agent relationships
Finite-Lived Intangible Assets [Line Items]
Useful Life	17 years	17 years
State Licenses
Indefinite-lived Intangible Assets [Line Items]
Gross Balance	$ 54,846	$ 54,715